Other financial assets	12 Months Ended
Dec. 31, 2023
Other financial assets
Other financial assets

16 Other financial assets

Other financial assets consist of debt securities, equity shares and loans that are not held for trading. Balances consist of local and central government securities, a component part of NatWest Group’s liquidity portfolio.

For accounting policy information refer to Accounting policy 3.8.

	Debt securities
	Central and local government			Other		Equity
	UK	US	Other	debt	Total	shares	Loans	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	1	1	2	700	703
Designated at fair value	—	—	3	2	5	—	—	5
Fair value through other comprehensive income (1)	6,441	5,517	5,738	10,627	28,323	311	65	28,699
Amortised cost	2,889	647	35	18,124	21,695	—	—	21,695
Total	9,330	6,164	5,776	28,754	50,024	313	765	51,102

2022
Mandatory fair value through profit or loss	—	—	—	2	2	3	782	787
Designated at fair value	—	—	—	—	—	—	—	—
Fair value through other comprehensive income (1)	802	7,175	1,757	6,765	16,499	357	117	16,973
Amortised cost	2,562	937	54	9,582	13,135	—	—	13,135
Total	3,364	8,112	1,811	16,349	29,636	360	899	30,895

(1)

Upon initial recognition, NatWest Group occasionally irrevocably designates some of its equity investments as equity instruments at FVOCI when they meet the definition of equity under IAS 32 Financial instruments: presentation, are not held for trading or they are held for strategic purposes. Such classification is determined on an instrument-by-instrument basis. Gains and losses on these equity instruments are not recycled to the income statement and dividends are recognised in profit or loss except when they represent a recovery of part of the cost of the instrument, in which case such gains are recorded in OCI. Equity instruments at FVOCI are not subject to an impairment assessment.

There were no significant acquisitions of equity shares in the year. In 2022, NatWest Group acquired £146 million of equity shares in Permanent TSB p.l.c as part consideration on the sale of certain assets and £26 million of equity shares in Vodeno Limited.

NatWest Group disposed of equity shares in Permanent TSB p.l.c of £47 million and UBS Equity Funds of £35 million in the year. In 2022, NatWest Group disposed of equity shares in Visa Inc. of £99 million and UBS Equity Funds of £69 million. There were no significant dividends on equity shares held at FVOCI in either year.